Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Provisions and other non-current liabilities
Schedule of provisions and other non-current liabilities, including analysis of changes

As of December 31,
(M$)	2022	2021	2020
Litigations and accrued penalty claims	529	285	320
Provisions for environmental contingencies	751	812	960
Asset retirement obligations	13,110	14,976	15,368
Other non-current provisions	3,633	2,766	2,868
of which restructuring activities	282	506	293
of which financial risks related to non-consolidated and equity accounted for affiliates	1,582	265	134
of which contingency reserve on solar panels warranties (SunPower)	–	83	82
Other non-current liabilities	3,379	1,430	1,409
TOTAL	21,402	20,269	20,925

				Currency
	As of			translation		As of
(M$)	January, 1	Allowances	Reversals	adjustment	Other	December, 31
2022	20,269	2,724	(1,397)	(834)	640	21,402
of which provisions for financial risks	–	1,363	(15)	–	–	–
of which asset retirement obligations	–	430	(418)	–	–	–
of which provisions for environmental contingencies	–	97	(133)	–	–	–
of which provisions for restructuring of activities	–	31	(230)	–	–	–
2021	20,925	1,446	(1,560)	(404)	(138)	20,269
of which asset retirement obligations	–	449	(527)	–	–	–
of which provisions for environmental contingencies	–	43	(178)	–	–	–
of which provisions for restructuring of activities	–	415	(178)	–	–	–
2020	20,613	1,756	(1,378)	452	(518)	20,925
of which asset retirement obligations	–	607	(519)	–	–	–
of which provisions for environmental contingencies	–	217	(93)	–	–	–
of which provisions for restructuring of activities	–	271	(135)	–	–	–

Schedule of changes in the asset retirement obligation

					Spending on	Currency
	As of		Revision in	New	existing	translation		As of
(M$)	January 1,	Accretion	estimates	obligations	obligations	adjustment	Other	December 31,
2022	14,976	430	(1,172)	198	(418)	(663)	(241)	13,110
2021	15,368	449	(109)	228	(527)	(194)	(239)	14,976
2020	14,492	607	526	87	(519)	284	(109)	15,368